Share-Based Compensation - Summary of aggregate option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Exercised (in shares)	(10,571,200)	(16,397,050)
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)	$ 66,014	$ 460,369
Stock options
Number of options
Outstanding at beginning of the year (in shares)	290,614,107
Granted (in shares)	145,165,500
Forfeited (in shares)	(96,921,541)
Exercised (in shares)	(10,571,200)
Outstanding at end of the year (in shares)	328,286,866	290,614,107
Exercisable on end of the year (in shares)	160,478,415
Vested or expected to vest (in shares)	328,286,866
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.02
Granted (in dollars per share)	0.00
Forfeited (in dollars per share)	0.00
Exercised (in dollars per share)	0.01
Outstanding at end of the year (in dollars per share)	0.02	$ 0.02
Exercisable on end of the year (in dollars per share)	0.05
Vested or expected to vest (in dollars per share)	$ 0.02
Weighted average remaining contractual term
Outstanding at end of the year (in years)	6 years 6 months	6 years 7 months 13 days
Exercisable on end of the year (in years)	3 years 9 months 18 days
Vested or expected to vest (in years)	6 years 6 months
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 0.06
Granted (in dollars per share)	0.03	$ 0.10
Forfeited (in dollars per share)	0.07
Exercised (in dollars per share)	0.05
Outstanding at end of the year (in dollars per share)	0.05	$ 0.06
Options exercisable (in dollars per share)	0.04
Vested or expected to vest (in dollars per share)	$ 0.05
Aggregate intrinsic value
Outstanding at end of the year (in dollars)	$ 2,461,623	$ 11,551,153
Exercisable on end of the year (in dollars)	447,922
Vested or expected to vest (in dollars)	2,461,623
Unrecognized compensation cost related to non-vested stock options	$ 6,938,533
Weighted-average recognition period for unrecognized compensation cost	2 years 8 months 19 days
Share-based compensation expense	$ 2,359,228	3,254,051	$ 533,482
RSUs
Number of options
Vested or expected to vest (in shares)	23,653,423
Weighted average exercise price
Vested or expected to vest (in dollars per share)	$ 0.21
Aggregate intrinsic value
Unrecognized compensation cost related to non-vested stock options	$ 808,842
Weighted-average recognition period for unrecognized compensation cost	1 year 2 months 19 days
Share-based compensation expense	$ 1,348,468	$ 2,030,774	$ 3,041,099